BLACKROCK LIQUIDITY FUNDS

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 27, 2018 to the

Private Client Shares

Prospectus of the Funds dated February 28, 2018 (the “Prospectus”)

The Funds will be adopting a new internet-based trade order system that will necessitate imposing deadlines for each Fund for the receipt of purchase and redemption orders via the Funds’ internet-based trade order system that are 15 minutes earlier than the trade deadlines currently listed in the Prospectus. Generally, shareholders attempting to submit trades through the internet-based trade order system after the applicable internet-based trading deadline will be blocked and will have to submit their orders during the next window when internet-based trading resumes or place their orders via telephone or other electronic means. The trade deadlines for orders placed via telephone will not be affected. Accordingly, effective May 21, 2018, the section of the Prospectus entitled “Account Information—Purchase of Shares” is amended by deleting the table in that section in its entirety and replacing the table with the following:

Fund	Deadline (Eastern time)
TempCash[1]	3:00 p.m.
Federal Trust Fund[2]	2:30 p.m.
Treasury Trust Fund[2]	2:30 p.m.
MuniCash[2]	2:30 p.m.

[1]	Purchase orders for Private Client Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]	Purchase orders for Private Client Shares of Federal Trust Fund, Treasury Trust Fund and MuniCash placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Effective May 21, 2018, the section of the Prospectus entitled “Account Information—Redemption of Shares” is amended by deleting the table in that section in its entirety and replacing the table with the following:

Fund	Deadline (Eastern time)
TempCash[1]	3:00 p.m.
Federal Trust Fund[2]	2:30 p.m.
Treasury Trust Fund[2]	2:30 p.m.
MuniCash[3,4]	1:00 p.m.

[1]	Redemption orders for Private Client Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]	Redemption orders for Private Client Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[3]	Redemption orders for Private Client Shares of MuniCash placed after 12:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[4]	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Shareholders should retain this Supplement for future reference.

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